Provision for Income Taxes - Schedule of Provision for Income Taxes (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current: Federal			$ 0	$ 0	$ 0	$ 0
Current: State			750	500	6,359	250
Total Current			750	500	6,359	250
Deferred: Federal			(320,108)	1,141,389	751,432	0
Deferred: State			(102,227)	364,973	347,049	0
Total deferred tax (asset) liability			(422,335)	1,506,362	1,098,481	0
(Benefit) provision for Income Taxes	$ (279,274)	$ 1,506,362	$ (421,585)	$ 1,506,862	$ 1,104,840	$ 250